Note 18 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		December 31, 2015

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
U.S. government agency securities	$-	$21,629	$-	$21,629
Obligations of states and political subdivisions	-	97,290	-	97,290
Mortgage-backed securities in government-sponsored entities	-	24,524	-	24,524
Private-label mortgage-backed securities	-	2,263	-	2,263
Total debt securities	-	145,706	-	145,706
Equity securities in financial institutions	-	814	-	814
Total	$-	$146,520	$-	$146,520
		December 31, 2014

	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
U.S. government agency securities	$-	$22,896	$-	$22,896
Obligations of states and political subdivisions	-	98,345	-	98,345
Mortgage-backed securities in government-sponsored entities	-	29,391	-	29,391
Private-label mortgage-backed securities	-	2,919	-	2,919
Total debt securities	-	153,551	-	153,551
Equity securities in financial institutions	-	783	-	783
Total	$-	$154,334	$-	$154,334

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
		December 31, 2015

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$12,848	$12,848
Other real estate owned	-	-	1,412	1,412
		December 31, 2014

	Level I	Level II	Level III	Total

Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$12,772	$12,772
Other real estate owned	-	-	2,590	2,590

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2015
Impaired loans	$6,867	Discounted cash flow	Discount rate	3.1%	to	7.9%	(5.0%)
	5,981	Appraisal of collateral (1)	Appraisal adjustments (2)	0.0%	to	87.1%	(23.3%)
Other real estate owned	$1,412	Appraisal of collateral (1)	Appraisal adjustments (2)	0.0%	to	10.0%	(7.3%)
	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2014
Impaired loans	$12,772	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	to	84.6%	(25.5%)
Other real estate owned	$2,590	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	to	10.0%	(7.5%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2015
	Carrying Value	Level I	Level II	Level III	Total Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$23,750	$23,750	$-	$-	$23,750
Investment securities available for sale	146,520	-	146,520	-	146,520
Loans held for sale	1,107	-	1,107	-	1,107
Net loans	527,325	-	-	534,021	534,021
Bank-owned life insurance	13,141	13,141	-	-	13,141
Federal Home Loan Bank stock	1,887	1,887	-	-	1,887
Accrued interest receivable	2,387	2,387	-	-	2,387

Financial liabilities:
Deposits	$624,447	$433,226	$-	$191,747	$624,973
Short-term borrowings	35,825	35,825	-	-	35,825
Other borrowings	9,939	-		10,063	10,063
Accrued interest payable	395	395	-	-	395
	December 31, 2014
	Carrying Value	Level I	Level II	Level III	Total Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$25,639	$25,639	$-	$-	$25,639
Investment securities available for sale	154,334	-	154,334	-	154,334
Loans held for sale	438	-	438	-	438
Net loans	463,738	-	-	475,019	475,019
Bank-owned life insurance	9,092	9,092	-	-	9,092
Federal Home Loan Bank stock	1,887	1,887	-	-	1,887
Accrued interest receivable	2,095	2,095	-	-	2,095

Financial liabilities:
Deposits	$586,112	$416,254	$-	$170,542	$586,796
Short-term borrowings	14,808	14,808	-	-	14,808
Other borrowings	10,624	-		10,822	10,822
Accrued interest payable	315	315	-	-	315